Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Main Investments in Common Shares of Associates
As of December 31, 2024 and 2023, the investments in common shares of associates and joint ventures, which are accounted under the equity method, were as follows:

Associates	Activity	Country	%		2024	2023
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$	393	364
Concrete Supply Co. LLC	Concrete	United States	40.0		111	103
Lehigh White Cement Company	Cement	United States	36.8		85	83
Couch Aggregates, LLC 1	Aggregates	United States	49.0		55	—
Neoris N.V. 2	Technology	The Netherlands	34.8		—	69
Joint ventures
Société d’Exploitation de Carrières	Aggregates	France	50.0		23	24
Société Méridionale de Carrières	Aggregates	France	33.3		12	13
Other companies	—	—	—		74	73

				$	753	729

Out of which:
Acquisition cost				$	388	330
Equity method recognition					365	399

1
On July 12, 2024, Cemex acquired a
non-controlling
interest in a newly formed entity which specializes in aggregates production and marine distribution in the
Mid-South
region of the United States and operates seven aggregate pits and four marine terminals. This transaction is part of Cemex’s ongoing strategy to accelerate growth and expand its aggregates business in the country, increasing Cemex’s presence in this growing market.

2	On November 1, 2024, Cemex sold its 34.8% equity interest in Neoris (note 4.2)

Summary of Combined Condensed Statements of Financial Position
The combined condensed statements of financial position of associates and joint ventures as of December 31, 2024 and 2023 are set forth below:

		2024	2023
Current assets	$	1,755	1,761
Non-current assets		2,108	1,877

Total assets 1		3,863	3,638

Current liabilities		492	468
Non-current liabilities		859	850

Total liabilities 1		1,351	1,318

Total net assets	$	2,512	2,320

1
Out of total assets in 2024 and 2023 of the table above, Camcem, S.A. de C.V. (“Camcem”), holding company of GCC, S.A.B. de C.V., represented 78% and 76%, respectively. In addition, out of total liabilities, Camcem represented 79% in 2024 and 77% in 2023.

Summary of Combined Selected Information of the Statements of Income
Combined selected information of the statements of income of associates and joint ventures in 2024, 2023 and 2022 is set forth below:

		2024	2023	2022
Revenues	$	2,098	2,410	2,319
Operating earnings		440	535	398
Income before income tax		320	394	268
Net income 1		211	268	186

1	Out of net income in the table above, caption that Cemex accounts under the equity method, Camcem represented 68% in 2024, 59% in 2023 and 53% in 2022.

Summary of Share of Profit of Associates and Joint Ventures by Reportable Segment
The share of associates and joint ventures by reportable segment in the statements of income for 2024, 2023 and 2022 are detailed as follows:

		2024	2023	2022
Mexico	$	68	65	39
United States		17	21	17
EMEA		8	10	8
Corporate and others		—	2	(34)

	$	93	98	30

Summary of Other Investments and Non-current Accounts Receivable
As of December 31, 2024 and 2023, consolidated other investments and non-current
accounts receivable were summarized as follows:

		2024	2023
Non-current accounts receivable 1	$	191	272
Non-current portion of assets from valuation of derivative financial instruments (note 17.4)		60	64
Investments in strategic equity securities		4	3
Investments at fair value through the statements of income		1	1

	$	256	340

1
Includes, among other items: a) accounts receivable from equity investments and joint ventures of $44 in 2024 and $78 in 2023, b) advances to suppliers of fixed assets of $28 in 2024 and $41 in 2023, c) employee prepaid compensation of $11 in 2024 and $8 in 2023 and, d) warranty deposits of $11 in 2024 and $24 in 2023.